Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Disclosure of financial liabilities

	December 31, 2021	December 31, 2020
	$	$
Current
Derivative instruments	23,688	189,647
Obligations relating to leases(1)	10,991	8,839
Other	—	499
Total current	34,679	198,985
Non-current
Derivative instruments	541	13,950
Obligations relating to leases(1)	188,117	130,400
Total non-current	188,658	144,350
(1)See Notes 11 and 27 for additional information. The financing liability accrued interest at a fixed rate of 5.5% until the related newbuilding vessels were delivered to the Partnership during the first quarter of 2021, after which they accrue interest at a variable rate of LIBOR plus 2.85%.The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2021		December 31, 2020
	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$
Interest rate swaps	—	23,470	—	203,597
Foreign currency forward contracts	325	758	6,497	—
Total	325	24,228	6,497	203,597
Total current	325	23,688	6,497	189,647
Total non-current	—	541	—	13,950

Summary of financial assets

	December 31, 2021	December 31, 2020
	$	$
Current
Restricted cash(1)	19,075	97,017
Derivative instruments(2)	325	6,497
Total current	19,400	103,514
Non-current
Restricted cash(1)	45,740	36,372
Derivative instruments(2)	—	—
Total non-current	45,740	36,372
(1)Restricted cash as at December 31, 2021 includes funds for loan facility repayments, withholding taxes and office lease prepayments (December 31, 2020 - amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a deposit related to the sale of a vessel, funds for loan facility repayments, withholding taxes and office lease prepayments).
(2)See Note 18 for additional information
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2021		December 31, 2020
	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$
Interest rate swaps	—	23,470	—	203,597
Foreign currency forward contracts	325	758	6,497	—
Total	325	24,228	6,497	203,597
Total current	325	23,688	6,497	189,647
Total non-current	—	541	—	13,950

Disclosure of financial instruments by type of interest rate
As at December 31, 2021, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability)(1) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(2)
U.S. Dollar-denominated interest rate swaps(3)(4)(5)	LIBOR	152,903	(6,715)	0.55	2.6%
U.S. Dollar-denominated interest rate swaps(6)(7)(8)	LIBOR	388,745	(16,755)	0.75	2.5%
		541,648	(23,470)
(1)Excludes accrued interest of $1.8 million.
(2)Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2021, ranged between 1.1% and 6.5%.
(3)Notional amount remains constant over the term of the swap, unless the swap is partially terminated.
(4)Includes one interest rate swap, which as at December 31, 2021, had a total current notional amount of $100.0 million and a total fair value liability of $1.3 million. This interest rate swap is due to terminate in the third quarter of 2022.
(5)Includes one interest rate swap, which as at December 31, 2021, had a total current notional amount of $52.9 million and a total fair value liability of $5.9 million. This interest rate swap includes mandatory termination provisions which terminate this interest rate swap in the first quarter of 2022.
(6)Principal amount reduces quarterly or semi-annually.
(7)Includes one interest rate swap, which as at December 31, 2021, had a total current notional amount of $78.0 million and a total fair value liability of $11.2 million. This interest rate swap includes mandatory termination provisions which terminate this interest rate swap in the first quarter of 2022.
(8)Includes three interest rate swaps, which as at December 31, 2021, had a total current notional amount of $285.3 million and a total fair value liability of $6.0 million. These interest rate swaps include mandatory termination provisions which terminate these interest rate swaps in the second quarter of 2022.

Disclosure of gains (losses) on financial instruments
Total realized and unrealized gain (loss) on the Partnership's derivative financial instruments that are not designated, for accounting purposes, as hedges are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of income (loss) for the years ended December 31, 2021, 2020 and 2019 as follows:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Realized gain (loss) on derivative instruments
Interest rate swaps	(164,216)	(59,143)	(29,185)
Foreign currency forward contracts	6,753	(1,310)	(5,054)
	(157,463)	(60,453)	(34,239)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	180,127	(41,967)	(56,182)
Foreign currency forward contracts	(6,932)	5,921	5,226
Warrants (1)	—	—	50,513
	173,195	(36,046)	(443)
Total realized and unrealized gain (loss) on derivative instruments	15,732	(96,499)	(34,682)
(1)See below for additional information.

Disclosure of maturity analysis for derivative financial liabilities	The following table presents the notional amounts underlying the Partnership's derivative financial instruments by term to maturity as at December 31, 2021:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Fair value through profit or loss
Interest rate swaps	541.6	520.0	3.8	3.8	3.8	3.8	6.2
Foreign currency forward contracts	42.0	42.0	—	—	—	—	—
Total	583.6	562.0	3.8	3.8	3.8	3.8	6.2